Long-term investments (Summary of long-term investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Long-term investments [Line Items]
Cost method investments	$ 23,784
Purchase of long-term investments	23,781
Investee A [Member]
Long-term investments [Line Items]
Cost method investments	20,000	[1]	[1]
Purchase of long-term investments	20,000
Others [Member]
Long-term investments [Line Items]
Cost method investments	3,784
Purchase of long-term investments	$ 3,784

[1]	In 2014, the Group purchased ordinary shares of investee A for cash consideration of US$20,000. Investee A is mainly engaged in the provision of temporary driving services. The investment is accounted for under cost method as the Group is unable to exercise significant influence on investee A and the shares do not have readily determinable fair value.